Operating Segments - Schedule of Group’s CODM (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Group’s CODM [Line Items]
Total revenues	$ 461	$ 840	$ 1,306
Segment loss (gain)	2,713	3,527	7,316
Equity losses from the investment in MitoCareX	312	208	429
Finance expense (income), net	414	(51)	(259)
Loss on impairment of loans	5,973
Tax income		(5)	(14)
Loss	9,412	3,679	7,472
Segment Assets	5,139		10,171
Segment Liabilities	5,220		1,420
Drug Development [Member]
Schedule of Group’s CODM [Line Items]
Total revenues
Segment loss (gain)	2,543	3,040	4,873
Segment Assets	3,497		8,407
Segment Liabilities	5,033		1,194
Online Sales [Member]
Schedule of Group’s CODM [Line Items]
Total revenues	461	840	1,306
Segment loss (gain)	170	487	2,443
Segment Assets	1,642		1,764
Segment Liabilities	187		226
External [Member]
Schedule of Group’s CODM [Line Items]
Total revenues	461	840	1,306
External [Member] | Drug Development [Member]
Schedule of Group’s CODM [Line Items]
Total revenues
External [Member] | Online Sales [Member]
Schedule of Group’s CODM [Line Items]
Total revenues	$ 461	$ 840	$ 1,306